Schedule of disaggregated information of revenues by services (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue from External Customer [Line Items]
Total revenues	$ 2,826,381	$ 5,497,418
Platform Subscription Fee [Member]
Revenue from External Customer [Line Items]
Total revenues	1,219,089	2,260,744
Platform Services [Member]
Revenue from External Customer [Line Items]
Total revenues	1,599,347	3,140,050
Managed Activations And Professional Services [Member]
Revenue from External Customer [Line Items]
Total revenues	$ 7,945	$ 96,624